Shareholders Equity - Schedule of Classes of Share Capital (Parenthetical) (Detail) - ₨ / shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement [LineItems]
Par value	₨ 1	₨ 1	₨ 1
Common stock [member]
Statement [LineItems]
Par value	1	1
Preference shares [member]
Statement [LineItems]
Par value	₨ 10	₨ 10